UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 MAIN STREET Suite 1425, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip code)

 Matrix 360 Administration, LLC
4520 MAIN STREET, SUITE 1425
KANSAS CITY, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:  02/28/2014

Date of reporting period: 03/28/2013 to 06/30/2013

ITEM 1.	PROXY VOTING RECORD:

Exhibit A is attached for The Stringer Growth Fund a series of the 360 Funds.

The Fund held no securities to vote at a meeting of shareholders during the period.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott
President
Date: August 19, 2013